SUPPLEMENT DATED AUGUST 10, 2010

TO PROSPECTUSES DATED APRIL 30, 2010
FOR KEYPORT LATITUDE AND KEYPORT CHARTER
AND
TO PROSPECTUS DATED APRIL 30, 2004
FOR KEYPORT VISTA

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
KEYPORT VARIABLE ACCOUNT A

The name of the advisor to the Rydex Funds has been changed from PADCO Advisors II, Inc. to Rydex Advisors II, LLC.

Please retain this supplement with your prospectus for future reference.

Latitude, Charter, Vista (US) 8/2010